Other liabilities - Changes in the provision for maintenance (Details) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 22,914	$ 21,671
Accrual of the year	5,349	4,118
Use of the provision	(2,127)	(1,652)
Translation differences and inflation adjustment	906	(1,223)
Balances at the end of year	$ 27,042	$ 22,914